Short-Term Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Short-Term Borrowings [Abstract]
Schedule Of Short-Term Borrowings
The following table reflects our outstanding short-term borrowings and available unused credit under the Credit Facility and CP Program at September 30, 2022 and December 31, 2021:

	At September 30, 2022	At December 31, 2021
Total credit facility borrowing capacity	$2,000	$2,000
Credit facility outstanding borrowings	—	—
Commercial paper outstanding (a)	—	(215)
Letters of credit outstanding (b)	—	(8)

Available unused credit	$2,000	$1,777

(a)	The weighted average interest rate on commercial paper was 0.30% at December 31, 2021.
(b)	The interest rate on outstanding letters of credit was 1.20% at December 31, 2021, based on our credit ratings.

At December 31, 2021 and 2020, outstanding short-term borrowings under our Credit Facility and CP Program consisted of the following:

	At December 31,
	2021	2020
Total credit facility borrowing capacity	$2,000	$2,000
Credit facility outstanding borrowings	—	—
Commercial paper outstanding (a)	(215)	(70)
Letters of credit outstanding (b)	(8)	(9)

Available unused credit	$1,777	$1,921

(a)	The weighted average interest rates for commercial paper were 0.30% and 0.17% at December 31, 2021 and December 31, 2020, respectively.
(b)	Interest rates on outstanding letters of credit at December 31, 2021 and December 31, 2020 were 1.20% and 1.45%, respectively, based on our credit ratings.